Financial Risk Management - Schedule of Undiscounted Cash Flows of Financial Liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Undiscounted Cash Flows Financial Liabilities [Line Items]
Other financial liabilities (except for finance leases)	S/ 1,690,063	S/ 2,380,438
Bonds	947,567	967,714
Accounts payables to related parties	55,174	80,217
Other accounts payables	50,013	50,411
Liquidity risk [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [Line Items]
Other financial liabilities (except for finance leases)	1,630,666	2,238,478
Finance leases	139,401	259,771
Bonds	1,884,728	1,993,912
Trade accounts payables	1,453,046	1,276,617
Accounts payables to related parties	81,128	145,537
Other accounts payables	560,001	496,546
Other non-financial liabilities	383	1,081
Derivative financial liabilities undiscounted cash flows	5,749,353	6,411,942
Liquidity risk [member] | Less than1 year [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [Line Items]
Other financial liabilities (except for finance leases)	1,003,500	1,936,825
Finance leases	72,864	127,496
Bonds	109,746	113,299
Trade accounts payables	1,453,046	1,276,617
Accounts payables to related parties	55,174	80,217
Other accounts payables	153,498	303,827
Derivative financial liabilities undiscounted cash flows	2,847,828	3,838,281
Liquidity risk [member] | From 1 to 2 years [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [Line Items]
Other financial liabilities (except for finance leases)	336,913	128,508
Finance leases	41,877	85,989
Bonds	148,986	180,431
Accounts payables to related parties	25,954	28,082
Other accounts payables	34,527	49,064
Other non-financial liabilities	383	1,081
Derivative financial liabilities undiscounted cash flows	588,640	473,155
Liquidity risk [member] | From 2 to 5 years [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [Line Items]
Other financial liabilities (except for finance leases)	290,253	173,145
Finance leases	24,022	26,780
Bonds	353,349	365,697
Accounts payables to related parties		37,238
Other accounts payables	371,976	143,655
Derivative financial liabilities undiscounted cash flows	1,039,600	746,515
Liquidity risk [member] | Over 5 years [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [Line Items]
Finance leases	638	19,506
Bonds	1,272,647	1,334,485
Derivative financial liabilities undiscounted cash flows	S/ 1,273,285	S/ 1,353,991